Summary of Significant Accounting Policies - Allowance for Doubtful Accounts and Concentration of Credit Risk (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Accounting Policies [Abstract]
Allowance for sales returns	$ 0.3
Allowance for doubtful accounts	$ 0.3